Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	TIAA-CREF Funds
Entity Central Index Key	0001084380
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000033988 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Index Fund
Class Name	Class A Shares
Trading Symbol	TINRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Equity Index Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$16	0.33%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 47,690,273,880
Holdings Count | Holding	2,670
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$47,690,273,880

Total number of portfolio holdings	2,670

Portfolio turnover (%)	4%

Holdings [Text Block]
C000162542 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Index Fund
Class Name	Class I Shares
Trading Symbol	TEIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Equity Index Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$2	0.05%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%	[2]
Net Assets	$ 47,690,273,880
Holdings Count | Holding	2,670
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$47,690,273,880

Total number of portfolio holdings	2,670

Portfolio turnover (%)	4%

Holdings [Text Block]
C000079551 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Index Fund
Class Name	Premier Class Shares
Trading Symbol	TCEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Equity Index Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$9	0.19%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[3]
Net Assets	$ 47,690,273,880
Holdings Count | Holding	2,670
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$47,690,273,880

Total number of portfolio holdings	2,670

Portfolio turnover (%)	4%

Holdings [Text Block]
C000014611 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Index Fund
Class Name	Class R6 Shares
Trading Symbol	TIEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Equity Index Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$2	0.04%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[4]
Net Assets	$ 47,690,273,880
Holdings Count | Holding	2,670
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$47,690,273,880

Total number of portfolio holdings	2,670

Portfolio turnover (%)	4%

Holdings [Text Block]
C000033987 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Index Fund
Class Name	Retirement Class Shares
Trading Symbol	TIQRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Equity Index Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$14	0.29%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[5]
Net Assets	$ 47,690,273,880
Holdings Count | Holding	2,670
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$47,690,273,880

Total number of portfolio holdings	2,670

Portfolio turnover (%)	4%

Holdings [Text Block]
C000202742 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Index Fund
Class Name	Class W Shares
Trading Symbol	TEQWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Equity Index Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[6]
Net Assets	$ 47,690,273,880
Holdings Count | Holding	2,670
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$47,690,273,880

Total number of portfolio holdings	2,670

Portfolio turnover (%)	4%

Holdings [Text Block]
C000162543 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen S&P 500 Index Fund
Class Name	Class I Shares
Trading Symbol	TISAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen S&P 500 Index Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$9	0.18%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[7]
Net Assets	$ 10,245,889,540
Holdings Count | Holding	511
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$10,245,889,540

Total number of portfolio holdings	511

Portfolio turnover (%)	2%

Holdings [Text Block]
C000014612 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen S&P 500 Index Fund
Class Name	Class R6 Shares
Trading Symbol	TISPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen S&P 500 Index Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$2	0.05%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%	[8]
Net Assets	$ 10,245,889,540
Holdings Count | Holding	511
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$10,245,889,540

Total number of portfolio holdings	511

Portfolio turnover (%)	2%

Holdings [Text Block]
C000014613 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen S&P 500 Index Fund
Class Name	Retirement Class Shares
Trading Symbol	TRSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen S&P 500 Index Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$15	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[9]
Net Assets	$ 10,245,889,540
Holdings Count | Holding	511
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$10,245,889,540

Total number of portfolio holdings	511

Portfolio turnover (%)	2%

Holdings [Text Block]
C000162544 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Blend Index Fund
Class Name	Class I Shares
Trading Symbol	TRHBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Blend Index Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$2	0.05%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%	[10]
Net Assets	$ 2,965,481,572
Holdings Count | Holding	1,926
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$2,965,481,572

Total number of portfolio holdings	1,926

Portfolio turnover (%)	2%

Holdings [Text Block]
C000014624 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Blend Index Fund
Class Name	Class R6 Shares
Trading Symbol	TISBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Blend Index Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$2	0.05%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%	[11]
Net Assets	$ 2,965,481,572
Holdings Count | Holding	1,926
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$2,965,481,572

Total number of portfolio holdings	1,926

Portfolio turnover (%)	2%

Holdings [Text Block]
C000014625 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Blend Index Fund
Class Name	Retirement Class Shares
Trading Symbol	TRBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Small Cap Blend Index Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$14	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.30%	[12]
Net Assets	$ 2,965,481,572
Holdings Count | Holding	1,926
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$2,965,481,572

Total number of portfolio holdings	1,926

Portfolio turnover (%)	2%

Holdings [Text Block]
C000162545 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Index Fund
Class Name	Class I Shares
Trading Symbol	TCIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen International Equity Index Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$9	0.18%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[13]
Net Assets	$ 29,395,824,349
Holdings Count | Holding	711
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$29,395,824,349

Total number of portfolio holdings	711

Portfolio turnover (%)	6%

Holdings [Text Block]
C000079552 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Index Fund
Class Name	Premier Class Shares
Trading Symbol	TRIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Equity Index Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$10	0.20%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[14]
Net Assets	$ 29,395,824,349
Holdings Count | Holding	711
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$29,395,824,349

Total number of portfolio holdings	711

Portfolio turnover (%)	6%

Holdings [Text Block]
C000014626 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Index Fund
Class Name	Class R6 Shares
Trading Symbol	TCIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Equity Index Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$3	0.05%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[15]
Net Assets	$ 29,395,824,349
Holdings Count | Holding	711
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$29,395,824,349

Total number of portfolio holdings	711

Portfolio turnover (%)	6%

Holdings [Text Block]
C000014627 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Index Fund
Class Name	Retirement Class Shares
Trading Symbol	TRIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Equity Index Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$16	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[16]
Net Assets	$ 29,395,824,349
Holdings Count | Holding	711
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$29,395,824,349

Total number of portfolio holdings	711

Portfolio turnover (%)	6%

Holdings [Text Block]
C000202745 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Index Fund
Class Name	Class W Shares
Trading Symbol	TCIWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen International Equity Index Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[17]
Net Assets	$ 29,395,824,349
Holdings Count | Holding	711
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$29,395,824,349

Total number of portfolio holdings	711

Portfolio turnover (%)	6%

Holdings [Text Block]
C000033989 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Equity Fund
Class Name	Class A Shares
Trading Symbol	TIIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Core Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$33	0.69%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.69%	[18]
Net Assets	$ 6,422,803,047
Holdings Count | Holding	65
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$6,422,803,047

Total number of portfolio holdings	65

Portfolio turnover (%)	57%

Holdings [Text Block]
C000162547 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Equity Fund
Class Name	Class I Shares
Trading Symbol	TGIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Core Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$19	0.40%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.40%	[19]
Net Assets	$ 6,422,803,047
Holdings Count | Holding	65
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$6,422,803,047

Total number of portfolio holdings	65

Portfolio turnover (%)	57%

Holdings [Text Block]
C000079554 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Equity Fund
Class Name	Premier Class Shares
Trading Symbol	TRPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Core Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$27	0.55%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[20]
Net Assets	$ 6,422,803,047
Holdings Count | Holding	65
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$6,422,803,047

Total number of portfolio holdings	65

Portfolio turnover (%)	57%

Holdings [Text Block]
C000014631 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Equity Fund
Class Name	Class R6 Shares
Trading Symbol	TIGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Core Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$19	0.40%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.40%	[21]
Net Assets	$ 6,422,803,047
Holdings Count | Holding	65
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$6,422,803,047

Total number of portfolio holdings	65

Portfolio turnover (%)	57%

Holdings [Text Block]
C000014632 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Equity Fund
Class Name	Retirement Class Shares
Trading Symbol	TRGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Core Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$32	0.65%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[22]
Net Assets	$ 6,422,803,047
Holdings Count | Holding	65
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$6,422,803,047

Total number of portfolio holdings	65

Portfolio turnover (%)	57%

Holdings [Text Block]
C000202746 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Core Equity Fund
Class Name	Class W Shares
Trading Symbol	TGIWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Core Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%

* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[23]
Net Assets	$ 6,422,803,047
Holdings Count | Holding	65
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$6,422,803,047

Total number of portfolio holdings	65

Portfolio turnover (%)	57%

Holdings [Text Block]	.
C000033990 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Responsible Equity Fund
Class Name	Class A Shares
Trading Symbol	TICRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$23	0.46%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[24]
Net Assets	$ 6,207,056,670
Holdings Count | Holding	128
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$6,207,056,670

Total number of portfolio holdings	128

Portfolio turnover (%)	28%

Holdings [Text Block]
C000162548 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Responsible Equity Fund
Class Name	Class I Shares
Trading Symbol	TICHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$9	0.19%

* Annualized for period less than one year.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%	[25]
Net Assets	$ 6,207,056,670
Holdings Count | Holding	128
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$6,207,056,670

Total number of portfolio holdings	128

Portfolio turnover (%)	28%

Holdings [Text Block]
C000079555 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Responsible Equity Fund
Class Name	Premier Class Shares
Trading Symbol	TRPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$16	0.32%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[26]
Net Assets	$ 6,207,056,670
Holdings Count | Holding	128
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$6,207,056,670

Total number of portfolio holdings	128

Portfolio turnover (%)	28%

Holdings [Text Block]
C000014633 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Responsible Equity Fund
Class Name	Class R6 Shares
Trading Symbol	TISCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$8	0.17%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.17%	[27]
Net Assets	$ 6,207,056,670
Holdings Count | Holding	128
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$6,207,056,670

Total number of portfolio holdings	128

Portfolio turnover (%)	28%

Holdings [Text Block]
C000014634 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Responsible Equity Fund
Class Name	Retirement Class Shares
Trading Symbol	TRSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$21	0.42%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[28]
Net Assets	$ 6,207,056,670
Holdings Count | Holding	128
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$6,207,056,670

Total number of portfolio holdings	128

Portfolio turnover (%)	28%

Holdings [Text Block]
C000033996 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Fund
Class Name	Class A Shares
Trading Symbol	TIERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen International Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$41	0.80%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[29]
Net Assets	$ 6,408,515,103
Holdings Count | Holding	70
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$6,408,515,103

Total number of portfolio holdings	70

Portfolio turnover (%)	17%

Holdings [Text Block]
C000162558 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Fund
Class Name	Class I Shares
Trading Symbol	TIEHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen International Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$27	0.52%

* Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[30]
Net Assets	$ 6,408,515,103
Holdings Count | Holding	70
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$6,408,515,103

Total number of portfolio holdings	70

Portfolio turnover (%)	17%

Holdings [Text Block]
C000079565 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Fund
Class Name	Premier Class Shares
Trading Symbol	TREPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$31	0.61%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[31]
Net Assets	$ 6,408,515,103
Holdings Count | Holding	70
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$6,408,515,103

Total number of portfolio holdings	70

Portfolio turnover (%)	17%

Holdings [Text Block]
C000014645 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Fund
Class Name	Class R6 Shares
Trading Symbol	TIIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$24	0.46%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[32]
Net Assets	$ 6,408,515,103
Holdings Count | Holding	70
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$6,408,515,103

Total number of portfolio holdings	70

Portfolio turnover (%)	17%

Holdings [Text Block]
C000014646 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Fund
Class Name	Retirement Class Shares
Trading Symbol	TRERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.71%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[33]
Net Assets	$ 6,408,515,103
Holdings Count | Holding	70
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$6,408,515,103

Total number of portfolio holdings	70

Portfolio turnover (%)	17%

Holdings [Text Block]
C000202750 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Equity Fund
Class Name	Class W Shares
Trading Symbol	TIEWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen International Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[34]
Net Assets	$ 6,408,515,103
Holdings Count | Holding	70
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$6,408,515,103

Total number of portfolio holdings	70

Portfolio turnover (%)	17%

Holdings [Text Block]
C000014649 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Fund
Class Name	Class A Shares
Trading Symbol	TCLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$35	0.71%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%	[35]
Net Assets	$ 6,204,171,217
Holdings Count | Holding	82
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$6,204,171,217

Total number of portfolio holdings	82

Portfolio turnover (%)	7%

Holdings [Text Block]
C000162560 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Fund
Class Name	Class I Shares
Trading Symbol	TRLHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$21	0.43%

* Annualized for period less than one year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%	[36]
Net Assets	$ 6,204,171,217
Holdings Count | Holding	82
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$6,204,171,217

Total number of portfolio holdings	82

Portfolio turnover (%)	7%

Holdings [Text Block]
C000079567 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Fund
Class Name	Premier Class Shares
Trading Symbol	TRCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$27	0.55%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[37]
Net Assets	$ 6,204,171,217
Holdings Count | Holding	82
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$6,204,171,217

Total number of portfolio holdings	82

Portfolio turnover (%)	7%

Holdings [Text Block]
C000014648 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Fund
Class Name	Class R6 Shares
Trading Symbol	TRLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$20	0.40%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[38]
Net Assets	$ 6,204,171,217
Holdings Count | Holding	82
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$6,204,171,217

Total number of portfolio holdings	82

Portfolio turnover (%)	7%

Holdings [Text Block]
C000014650 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Fund
Class Name	Retirement Class Shares
Trading Symbol	TRLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$32	0.65%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[39]
Net Assets	$ 6,204,171,217
Holdings Count | Holding	82
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$6,204,171,217

Total number of portfolio holdings	82

Portfolio turnover (%)	7%

Holdings [Text Block]
C000202751 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Fund
Class Name	Class W Shares
Trading Symbol	TRLWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[40]
Net Assets	$ 6,204,171,217
Holdings Count | Holding	82
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$6,204,171,217

Total number of portfolio holdings	82

Portfolio turnover (%)	7%

Holdings [Text Block]
C000014652 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Mid Cap Growth Fund (Formerly known as Nuveen Mid Cap Growth Fund)
Class Name	Class A Shares
Trading Symbol	TCMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Quant Mid Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$41	0.82%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[41]
Net Assets	$ 805,174,188
Holdings Count | Holding	101
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$805,174,188

Total number of portfolio holdings	101

Portfolio turnover (%)	96%

Holdings [Text Block]
C000162561 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Mid Cap Growth Fund (Formerly known as Nuveen Mid Cap Growth Fund)
Class Name	Class I Shares
Trading Symbol	TCMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Quant Mid Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$29	0.58%

* Annualized for period less than one year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[42]
Net Assets	$ 805,174,188
Holdings Count | Holding	101
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$805,174,188

Total number of portfolio holdings	101

Portfolio turnover (%)	96%

Holdings [Text Block]
C000079568 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Mid Cap Growth Fund (Formerly known as Nuveen Mid Cap Growth Fund)
Class Name	Premier Class Shares
Trading Symbol	TRGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Quant Mid Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$32	0.65%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[43]
Net Assets	$ 805,174,188
Holdings Count | Holding	101
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$805,174,188

Total number of portfolio holdings	101

Portfolio turnover (%)	96%

Holdings [Text Block]
C000014651 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Mid Cap Growth Fund (Formerly known as Nuveen Mid Cap Growth Fund)
Class Name	Class R6 Shares
Trading Symbol	TRPWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Quant Mid Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$25	0.50%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[44]
Net Assets	$ 805,174,188
Holdings Count | Holding	101
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$805,174,188

Total number of portfolio holdings	101

Portfolio turnover (%)	96%

Holdings [Text Block]
C000014653 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Mid Cap Growth Fund (Formerly known as Nuveen Mid Cap Growth Fund)
Class Name	Retirement Class Shares
Trading Symbol	TRGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Quant Mid Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.75%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[45]
Net Assets	$ 805,174,188
Holdings Count | Holding	101
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$805,174,188

Total number of portfolio holdings	101

Portfolio turnover (%)	96%

Holdings [Text Block]
C000014655 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Value Fund
Class Name	Class A Shares
Trading Symbol	TCMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$38	0.78%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78%	[46]
Net Assets	$ 1,627,400,149
Holdings Count | Holding	72
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$1,627,400,149

Total number of portfolio holdings	72

Portfolio turnover (%)	17%

Holdings [Text Block]
C000162562 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Value Fund
Class Name	Class I Shares
Trading Symbol	TRVHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$23	0.47%

* Annualized for period less than one year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%	[47]
Net Assets	$ 1,627,400,149
Holdings Count | Holding	72
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$1,627,400,149

Total number of portfolio holdings	72

Portfolio turnover (%)	17%

Holdings [Text Block]
C000079569 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Value Fund
Class Name	Premier Class Shares
Trading Symbol	TRVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$30	0.61%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%	[48]
Net Assets	$ 1,627,400,149
Holdings Count | Holding	72
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$1,627,400,149

Total number of portfolio holdings	72

Portfolio turnover (%)	17%

Holdings [Text Block]
C000014654 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Value Fund
Class Name	Class R6 Shares
Trading Symbol	TIMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$22	0.46%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.46%	[49]
Net Assets	$ 1,627,400,149
Holdings Count | Holding	72
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$1,627,400,149

Total number of portfolio holdings	72

Portfolio turnover (%)	17%

Holdings [Text Block]
C000014656 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Mid Cap Value Fund
Class Name	Retirement Class Shares
Trading Symbol	TRVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$34	0.71%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.71%	[50]
Net Assets	$ 16,274,001.49
Holdings Count | Holding	72
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$1,627,400,149

Total number of portfolio holdings	72

Portfolio turnover (%)	17%

Holdings [Text Block]
C000014658 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small Cap Equity Fund
Class Name	Class A Shares
Trading Symbol	TCSEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$36	0.76%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.76%	[51]
Net Assets	$ 3,067,647,485
Holdings Count | Holding	383
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$3,067,647,485

Total number of portfolio holdings	383

Portfolio turnover (%)	32%

Holdings [Text Block]
C000162563 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small Cap Equity Fund
Class Name	Class I Shares
Trading Symbol	TSCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$20	0.42%

* Annualized for period less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.42%	[52]
Net Assets	$ 3,067,647,485
Holdings Count | Holding	383
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$3,067,647,485

Total number of portfolio holdings	383

Portfolio turnover (%)	32%

Holdings [Text Block]
C000079570 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small Cap Equity Fund
Class Name	Premier Class Shares
Trading Symbol	TSRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$27	0.56%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.56%	[53]
Net Assets	$ 3,067,647,485
Holdings Count | Holding	383
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$3,067,647,485

Total number of portfolio holdings	383

Portfolio turnover (%)	32%

Holdings [Text Block]
C000014657 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small Cap Equity Fund
Class Name	Class R6 Shares
Trading Symbol	TISEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$20	0.41%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%	[54]
Net Assets	$ 3,067,647,485
Holdings Count | Holding	383
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$3,067,647,485

Total number of portfolio holdings	383

Portfolio turnover (%)	32%

Holdings [Text Block]
C000014659 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small Cap Equity Fund
Class Name	Retirement Class Shares
Trading Symbol	TRSEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$32	0.66%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.66%	[55]
Net Assets	$ 3,067,647,485
Holdings Count | Holding	383
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$3,067,647,485

Total number of portfolio holdings	383

Portfolio turnover (%)	32%

Holdings [Text Block]
C000202752 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small Cap Equity Fund
Class Name	Class W Shares
Trading Symbol	TSCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[56]
Net Assets	$ 3,067,647,485
Holdings Count | Holding	383
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$3,067,647,485

Total number of portfolio holdings	383

Portfolio turnover (%)	32%

Holdings [Text Block]
C000162564 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Index Fund
Class Name	Class I Shares
Trading Symbol	TRIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Growth Index Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$5	0.11%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.11%	[57]
Net Assets	$ 14,528,063,774
Holdings Count | Holding	393
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$14,528,063,774

Total number of portfolio holdings	393

Portfolio turnover (%)	7%

Holdings [Text Block]
C000014660 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Index Fund
Class Name	Class R6 Shares
Trading Symbol	TILIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Growth Index Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$2	0.05%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%	[58]
Net Assets	$ 14,528,063,774
Holdings Count | Holding	393
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$14,528,063,774

Total number of portfolio holdings	393

Portfolio turnover (%)	7%

Holdings [Text Block]
C000014661 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Index Fund
Class Name	Retirement Class Shares
Trading Symbol	TRIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Growth Index Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$15	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[59]
Net Assets	$ 14,528,063,774
Holdings Count | Holding	393
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$14,528,063,774

Total number of portfolio holdings	393

Portfolio turnover (%)	7%

Holdings [Text Block]
C000162565 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Index Fund
Class Name	Class I Shares
Trading Symbol	THCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Value Index Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$6	0.12%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[60]
Net Assets	$ 10,290,031,931
Holdings Count | Holding	873
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$10,290,031,931

Total number of portfolio holdings	873

Portfolio turnover (%)	7%

Holdings [Text Block]
C000014662 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Index Fund
Class Name	Class R6 Shares
Trading Symbol	TILVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Value Index Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$2	0.05%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%	[61]
Net Assets	$ 10,290,031,931
Holdings Count | Holding	873
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$10,290,031,931

Total number of portfolio holdings	873

Portfolio turnover (%)	7%

Holdings [Text Block]
C000014663 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Index Fund
Class Name	Retirement Class Shares
Trading Symbol	TRCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Value Index Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$15	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[62]
Net Assets	$ 10,290,031,931
Holdings Count | Holding	873
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$10,290,031,931

Total number of portfolio holdings	873

Portfolio turnover (%)	7%

Holdings [Text Block]
C000033280 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Fund
Class Name	Class A Shares
Trading Symbol	TIRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$34	0.70%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%	[63]
Net Assets	$ 5,716,110,940
Holdings Count | Holding	62
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$5,716,110,940

Total number of portfolio holdings	62

Portfolio turnover (%)	23%

Holdings [Text Block]
C000162568 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Fund
Class Name	Class I Shares
Trading Symbol	TILHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$20	0.41%

* Annualized for period less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%	[64]
Net Assets	$ 5,716,110,940
Holdings Count | Holding	62
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$5,716,110,940

Total number of portfolio holdings	62

Portfolio turnover (%)	23%

Holdings [Text Block]
C000079573 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Fund
Class Name	Premier Class Shares
Trading Symbol	TILPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$28	0.56%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[65]
Net Assets	$ 5,716,110,940
Holdings Count | Holding	62
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$5,716,110,940

Total number of portfolio holdings	62

Portfolio turnover (%)	23%

Holdings [Text Block]
C000033282 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Fund
Class Name	Class R6 Shares
Trading Symbol	TILGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$20	0.41%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%	[66]
Net Assets	$ 5,716,110,940
Holdings Count | Holding	62
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$5,716,110,940

Total number of portfolio holdings	62

Portfolio turnover (%)	23%

Holdings [Text Block]
C000033281 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Fund
Class Name	Retirement Class Shares
Trading Symbol	TILRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$32	0.66%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.66%	[67]
Net Assets	$ 5,716,110,940
Holdings Count | Holding	62
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$5,716,110,940

Total number of portfolio holdings	62

Portfolio turnover (%)	23%

Holdings [Text Block]
C000202757 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Growth Fund
Class Name	Class W Shares
Trading Symbol	TILWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[68]
Net Assets	$ 5,716,110,940
Holdings Count | Holding	62
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$5,716,110,940

Total number of portfolio holdings	62

Portfolio turnover (%)	23%

Holdings [Text Block]
C000090850 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Fund
Class Name	Class A Shares
Trading Symbol	TEMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$63	1.28%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.28%	[69]
Net Assets	$ 1,552,692,850
Holdings Count | Holding	69
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$1,552,692,850

Total number of portfolio holdings	69

Portfolio turnover (%)	55%

Holdings [Text Block]
C000162588 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Fund
Class Name	Class I Shares
Trading Symbol	TEMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$51	1.04%

* Annualized for period less than one year.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.04%	[70]
Net Assets	$ 1,552,692,850
Holdings Count | Holding	69
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$1,552,692,850

Total number of portfolio holdings	69

Portfolio turnover (%)	55%

Holdings [Text Block]
C000090852 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Fund
Class Name	Premier Class Shares
Trading Symbol	TEMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$52	1.05%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%	[71]
Net Assets	$ 1,552,692,850
Holdings Count | Holding	69
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$1,552,692,850

Total number of portfolio holdings	69

Portfolio turnover (%)	55%

Holdings [Text Block]
C000090853 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Fund
Class Name	Class R6 Shares
Trading Symbol	TEMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$44	0.90%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%	[72]
Net Assets	$ 1,552,692,850
Holdings Count | Holding	69
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$1,552,692,850

Total number of portfolio holdings	69

Portfolio turnover (%)	55%

Holdings [Text Block]
C000090851 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Fund
Class Name	Retirement Class Shares
Trading Symbol	TEMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$57	1.15%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%	[73]
Net Assets	$ 1,552,692,850
Holdings Count | Holding	69
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$1,552,692,850

Total number of portfolio holdings	69

Portfolio turnover (%)	55%

Holdings [Text Block]
C000202763 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Fund
Class Name	Class W Shares
Trading Symbol	TEMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[74]
Net Assets	$ 1,552,692,850
Holdings Count | Holding	69
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$1,552,692,850

Total number of portfolio holdings	69

Portfolio turnover (%)	55%

Holdings [Text Block]
C000090854 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Index Fund
Class Name	Class A Shares
Trading Symbol	TEQKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$26	0.52%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[75]
Net Assets	$ 7,161,793,516
Holdings Count | Holding	1,217
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$7,161,793,516

Total number of portfolio holdings	1,217

Portfolio turnover (%)	6%

Holdings [Text Block]
C000162589 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Index Fund
Class Name	Class I Shares
Trading Symbol	TEQHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$12	0.24%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[76]
Net Assets	$ 7,161,793,516
Holdings Count | Holding	1,217
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$7,161,793,516

Total number of portfolio holdings	1,217

Portfolio turnover (%)	6%

Holdings [Text Block]
C000090856 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Index Fund
Class Name	Premier Class Shares
Trading Symbol	TEQPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$16	0.31%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[77]
Net Assets	$ 7,161,793,516
Holdings Count | Holding	1,217
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$7,161,793,516

Total number of portfolio holdings	1,217

Portfolio turnover (%)	6%

Holdings [Text Block]
C000090857 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Index Fund
Class Name	Class R6 Shares
Trading Symbol	TEQLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$8	0.16%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[78]
Net Assets	$ 7,161,793,516
Holdings Count | Holding	1,217
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$7,161,793,516

Total number of portfolio holdings	1,217

Portfolio turnover (%)	6%

Holdings [Text Block]
C000090855 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Index Fund
Class Name	Retirement Class Shares
Trading Symbol	TEQSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$21	0.41%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[79]
Net Assets	$ 7,161,793,516
Holdings Count | Holding	1,217
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$7,161,793,516

Total number of portfolio holdings	1,217

Portfolio turnover (%)	6%

Holdings [Text Block]
C000202764 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Equity Index Fund
Class Name	Class W Shares
Trading Symbol	TENWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[80]
Net Assets	$ 7,161,793,516
Holdings Count | Holding	1,217
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$7,161,793,516

Total number of portfolio holdings	1,217

Portfolio turnover (%)	6%

Holdings [Text Block]
C000124964 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Opportunities Fund
Class Name	Class A Shares
Trading Symbol	TIOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen International Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$53	1.05%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[81]
Net Assets	$ 2,281,969,361
Holdings Count | Holding	76
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$2,281,969,361

Total number of portfolio holdings	76

Portfolio turnover (%)	29%

Holdings [Text Block]
C000162599 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Opportunities Fund
Class Name	Class I Shares
Trading Symbol	TIOHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen International Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$33	0.66%

* Annualized for period less than one year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%	[82]
Net Assets	$ 2,281,969,361
Holdings Count | Holding	76
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$2,281,969,361

Total number of portfolio holdings	76

Portfolio turnover (%)	29%

Holdings [Text Block]
C000124963 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Opportunities Fund
Class Name	Premier Class Shares
Trading Symbol	TIOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$38	0.76%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[83]
Net Assets	$ 2,281,969,361
Holdings Count | Holding	76
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$2,281,969,361

Total number of portfolio holdings	76

Portfolio turnover (%)	29%

Holdings [Text Block]
C000124962 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Opportunities Fund
Class Name	Class R6 Shares
Trading Symbol	TIOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$30	0.60%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[84]
Net Assets	$ 2,281,969,361
Holdings Count | Holding	76
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$2,281,969,361

Total number of portfolio holdings	76

Portfolio turnover (%)	29%

Holdings [Text Block]
C000124965 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Opportunities Fund
Class Name	Retirement Class Shares
Trading Symbol	TIOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$43	0.85%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[85]
Net Assets	$ 2,281,969,361
Holdings Count | Holding	76
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$2,281,969,361

Total number of portfolio holdings	76

Portfolio turnover (%)	29%

Holdings [Text Block]
C000202765 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Opportunities Fund
Class Name	Class W Shares
Trading Symbol	TIOVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen International Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[86]
Net Assets	$ 2,281,969,361
Holdings Count | Holding	76
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$2,281,969,361

Total number of portfolio holdings	76

Portfolio turnover (%)	29%

Holdings [Text Block]
C000145610 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Debt Fund
Class Name	Class A Shares
Trading Symbol	TEDLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$50	1.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[87]
Net Assets	$ 509,695,549
Holdings Count | Holding	356
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$509,695,549

Total number of portfolio holdings	356

Portfolio turnover (%)	19%

Holdings [Text Block]
(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
C000162600 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Debt Fund
Class Name	Class I Shares
Trading Symbol	TEDHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$35	0.69%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[88]
Net Assets	$ 509,695,549
Holdings Count | Holding	356
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$509,695,549

Total number of portfolio holdings	356

Portfolio turnover (%)	19%

Holdings [Text Block]
(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
C000145609 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Debt Fund
Class Name	Premier Class Shares
Trading Symbol	TEDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$40	0.79%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[89]
Net Assets	$ 509,695,549
Holdings Count | Holding	356
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$509,695,549

Total number of portfolio holdings	356

Portfolio turnover (%)	19%

Holdings [Text Block]
(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
C000145608 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Debt Fund
Class Name	Class R6 Shares
Trading Symbol	TEDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$31	0.61%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[90]
Net Assets	$ 509,695,549
Holdings Count | Holding	356
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$509,695,549

Total number of portfolio holdings	356

Portfolio turnover (%)	19%

Holdings [Text Block]
(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
C000145611 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Debt Fund
Class Name	Retirement Class Shares
Trading Symbol	TEDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$43	0.86%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[91]
Net Assets	$ 509,695,549
Holdings Count | Holding	356
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$509,695,549

Total number of portfolio holdings	356

Portfolio turnover (%)	19%

Holdings [Text Block]
(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
C000202766 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Emerging Markets Debt Fund
Class Name	Class W Shares
Trading Symbol	TEDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[92]
Net Assets	$ 509,695,549
Holdings Count | Holding	356
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$509,695,549

Total number of portfolio holdings	356

Portfolio turnover (%)	19%

Holdings [Text Block]
(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
C000158756 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Responsible Equity Fund
Class Name	Class A Shares
Trading Symbol	TSORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$34	0.65%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[93]
Net Assets	$ 1,754,264,441
Holdings Count | Holding	261
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$1,754,264,441

Total number of portfolio holdings	261

Portfolio turnover (%)	12%

Holdings [Text Block]
C000162604 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Responsible Equity Fund
Class Name	Class I Shares
Trading Symbol	TSOHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$16	0.30%

* Annualized for period less than one year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[94]
Net Assets	$ 1,754,264,441
Holdings Count | Holding	261
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$1,754,264,441

Total number of portfolio holdings	261

Portfolio turnover (%)	12%

Holdings [Text Block]
C000158755 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Responsible Equity Fund
Class Name	Premier Class Shares
Trading Symbol	TSOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$23	0.45%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[95]
Net Assets	$ 1,754,264,441
Holdings Count | Holding	261
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$1,754,264,441

Total number of portfolio holdings	261

Portfolio turnover (%)	12%

Holdings [Text Block]	What did the Fund invest in? (as of April 30, 2025)
C000158754 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Responsible Equity Fund
Class Name	Class R6 Shares
Trading Symbol	TSONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$16	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[96]
Net Assets	$ 1,754,264,441
Holdings Count | Holding	261
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$1,754,264,441

Total number of portfolio holdings	261

Portfolio turnover (%)	12%

Holdings [Text Block]
C000158757 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Responsible Equity Fund
Class Name	Retirement Class Shares
Trading Symbol	TSOEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$29	0.55%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[97]
Net Assets	$ 1,754,264,441
Holdings Count | Holding	261
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$1,754,264,441

Total number of portfolio holdings	261

Portfolio turnover (%)	12%

Holdings [Text Block]
C000171519 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Bond Fund
Class Name	Class A Shares
Trading Symbol	TIBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen International Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$48	0.95%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[98]
Net Assets	$ 417,067,616
Holdings Count | Holding	464
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$417,067,616

Total number of portfolio holdings	464

Portfolio turnover (%)	21%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000171516 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Bond Fund
Class Name	Class I Shares
Trading Symbol	TIBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen International Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$31	0.62%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[99]
Net Assets	$ 417,067,616
Holdings Count | Holding	464
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$417,067,616

Total number of portfolio holdings	464

Portfolio turnover (%)	21%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000171518 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Bond Fund
Class Name	Premier Class Shares
Trading Symbol	TIBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$38	0.75%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[100]
Net Assets	$ 417,067,616
Holdings Count | Holding	464
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$417,067,616

Total number of portfolio holdings	464

Portfolio turnover (%)	21%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000171517 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Bond Fund
Class Name	Class R6 Shares
Trading Symbol	TIBWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$30	0.60%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[101]
Net Assets	$ 417,067,616
Holdings Count | Holding	464
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$417,067,616

Total number of portfolio holdings	464

Portfolio turnover (%)	21%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000171520 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Bond Fund
Class Name	Retirement Class Shares
Trading Symbol	TIBVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$43	0.85%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[102]
Net Assets	$ 417,067,616
Holdings Count | Holding	464
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$417,067,616

Total number of portfolio holdings	464

Portfolio turnover (%)	21%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000202768 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen International Bond Fund
Class Name	Class W Shares
Trading Symbol	TIBUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen International Bond Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[103]
Net Assets	$ 417,067,616
Holdings Count | Holding	464
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$417,067,616

Total number of portfolio holdings	464

Portfolio turnover (%)	21%

Holdings [Text Block]
(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
C000171525 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small/Mid Cap Equity Fund
Class Name	Class A Shares
Trading Symbol	TSMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$38	0.79%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.79%	[104]
Net Assets	$ 1,395,076,305
Holdings Count | Holding	356
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$1,395,076,305

Total number of portfolio holdings	356

Portfolio turnover (%)	41%

Holdings [Text Block]
C000171522 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small/Mid Cap Equity Fund
Class Name	Class I Shares
Trading Symbol	TSMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$27	0.55%

* Annualized for period less than one year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[105]
Net Assets	$ 1,395,076,305
Holdings Count | Holding	356
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$1,395,076,305

Total number of portfolio holdings	356

Portfolio turnover (%)	41%

Holdings [Text Block]
C000171524 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small/Mid Cap Equity Fund
Class Name	Premier Class Shares
Trading Symbol	TSMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$32	0.65%

* Annualized for period less than one year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[106]
Net Assets	$ 1,395,076,305
Holdings Count | Holding	356
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$1,395,076,305

Total number of portfolio holdings	356

Portfolio turnover (%)	41%

Holdings [Text Block]
C000171523 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small/Mid Cap Equity Fund
Class Name	Class R6 Shares
Trading Symbol	TSMWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$23	0.48%

* Annualized for period less than one year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.48%	[107]
Net Assets	$ 1,395,076,305
Holdings Count | Holding	356
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$1,395,076,305

Total number of portfolio holdings	356

Portfolio turnover (%)	41%

Holdings [Text Block]
C000171521 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small/Mid Cap Equity Fund
Class Name	Retirement Class Shares
Trading Symbol	TSMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$34	0.70%

* Annualized for period less than one year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%	[108]
Net Assets	$ 1,395,076,305
Holdings Count | Holding	356
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$1,395,076,305

Total number of portfolio holdings	356

Portfolio turnover (%)	41%

Holdings [Text Block]
C000202769 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant Small/Mid Cap Equity Fund
Class Name	Class W Shares
Trading Symbol	TSMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[109]
Net Assets	$ 1,395,076,305
Holdings Count | Holding	356
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$1,395,076,305

Total number of portfolio holdings	356

Portfolio turnover (%)	41%

Holdings [Text Block]
C000175456 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant International Small Cap Equity Fund
Class Name	Class A Shares
Trading Symbol	TLISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$56	1.08%

* Annualized for period less than one year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%	[110]
Net Assets	$ 1,195,949,832
Holdings Count | Holding	495
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$1,195,949,832

Total number of portfolio holdings	495

Portfolio turnover (%)	59%

Holdings [Text Block]
C000175453 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant International Small Cap Equity Fund
Class Name	Class I Shares
Trading Symbol	TAISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$40	0.77%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%	[111]
Net Assets	$ 1,195,949,832
Holdings Count | Holding	495
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$1,195,949,832

Total number of portfolio holdings	495

Portfolio turnover (%)	59%

Holdings [Text Block]
C000175455 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant International Small Cap Equity Fund
Class Name	Premier Class Shares
Trading Symbol	TPISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Premier Class Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$47	0.91%

* Annualized for period less than one year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[112]
Net Assets	$ 1,195,949,832
Holdings Count | Holding	495
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$1,195,949,832

Total number of portfolio holdings	495

Portfolio turnover (%)	59%

Holdings [Text Block]
C000175454 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant International Small Cap Equity Fund
Class Name	Class R6 Shares
Trading Symbol	TIISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$37	0.71%

* Annualized for period less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[113]
Net Assets	$ 1,195,949,832
Holdings Count | Holding	495
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$1,195,949,832

Total number of portfolio holdings	495

Portfolio turnover (%)	59%

Holdings [Text Block]
C000175457 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant International Small Cap Equity Fund
Class Name	Retirement Class Shares
Trading Symbol	TTISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$50	0.97%

* Annualized for period less than one year.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%	[114]
Net Assets	$ 1,195,949,832
Holdings Count | Holding	495
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$1,195,949,832

Total number of portfolio holdings	495

Portfolio turnover (%)	59%

Holdings [Text Block]
C000202770 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Quant International Small Cap Equity Fund
Class Name	Class W Shares
Trading Symbol	TAIWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class W Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$1	0.01%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[115]
Net Assets	$ 1,195,949,832
Holdings Count | Holding	495
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2025)

Fund net assets	$1,195,949,832

Total number of portfolio holdings	495

Portfolio turnover (%)	59%

Holdings [Text Block]

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